Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	66 Months Ended		120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
Account Value	$ 12,883	$ 12,883	$ 12,883	$ 12,883	$ 12,883	$ 12,128	$ 10,792	$ 14,422	$ 10,140	$ 10,469	$ 9,550
Average Annual Return, Percent	1.44%	3.28%		4.71%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	6.22%	4.23%		5.59%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
Account Value	$ 13,019	$ 13,019	$ 13,019	$ 13,019	13,019	12,336	11,051	14,863	10,516	10,928	10,000
Average Annual Return, Percent	4.54%	3.56%		4.91%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.54%	3.56%		4.91%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
Account Value	$ 136,873	$ 136,873	$ 136,873	$ 136,873	$ 136,873	128,497	114,056	151,985	106,570	109,747	100,000
Class I | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	6.52%	4.51%		5.87%
Class L
Account Value [Line Items]
Line Graph and Table Measure Name					Class L
Account Value	$ 18,857	$ 18,857	$ 18,857	$ 18,857	$ 18,857	17,706	15,715	20,943	14,685	15,121		$ 11,377	$ 11,875	$ 11,089	$ 10,500	$ 10,000
Class L | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	6.50%	4.51%			6.55%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Class R
Account Value	$ 13,377	$ 13,377	$ 13,377	$ 13,377	$ 13,377	12,612	11,240	15,044	10,592	10,955	10,000
Class R | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	6.07%	4.08%		5.43%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
Account Value	$ 13,749	$ 13,749	$ 13,749	$ 13,749	13,749	12,897	11,438	15,231	10,671	10,980	10,000
Class Z | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	6.60%	4.60%		5.96%
Linked Index, Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 12,716	$ 12,716	$ 12,716	$ 12,716	12,716	12,119	10,883	14,501	10,263	10,817	10,000
Average Annual Return, Percent	4.92%	3.29%		4.46%
Linked Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 12,716	$ 12,716	$ 12,716	$ 12,716	12,716	12,119	10,883	14,501	10,263	10,817	10,000
Average Annual Return, Percent	4.92%	3.29%		4.46%
Linked Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 127,160	$ 127,160	$ 127,160	$ 127,160	$ 127,160	121,194	108,835	145,013	102,629	108,169	100,000
Average Annual Return, Percent	4.92%	3.29%		4.46%
Linked Index, Class L
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Index1
Account Value	$ 16,877	$ 16,877	$ 16,877	$ 16,877	$ 16,877	16,086	14,445	19,247	13,622	14,357		11,239	11,784	11,199	10,320	10,000
Average Annual Return, Percent	4.92%	3.29%			5.37%
Linked Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 12,716	$ 12,716	$ 12,716	$ 12,716	$ 12,716	12,119	10,883	14,501	10,263	10,817	10,000
Average Annual Return, Percent	4.92%	3.29%		4.46%
Linked Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 12,716	$ 12,716	$ 12,716	$ 12,716	12,716	12,119	10,883	14,501	10,263	10,817	10,000
Average Annual Return, Percent	4.92%	3.29%		4.46%
S&P 500 Index, Class A
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 21,687	$ 21,687	$ 21,687	$ 21,687	21,687	17,347	13,736	16,774	13,033	11,008	10,000
Average Annual Return, Percent	25.02%	14.52%		15.10%
S&P 500 Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 21,687	$ 21,687	$ 21,687	$ 21,687	21,687	17,347	13,736	16,774	13,033	11,008	10,000
Average Annual Return, Percent	25.02%	14.52%		15.10%
S&P 500 Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 216,873	$ 216,873	$ 216,873	$ 216,873	$ 216,873	173,471	137,362	167,741	130,330	110,077	100,000
Average Annual Return, Percent	25.02%	14.52%		15.10%
S&P 500 Index, Class L
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386		$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000
Average Annual Return, Percent	25.02%	14.52%			13.10%
S&P 500 Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 21,687	$ 21,687	$ 21,687	$ 21,687	$ 21,687	17,347	13,736	16,774	13,033	11,008	10,000
Average Annual Return, Percent	25.02%	14.52%		15.10%
S&P 500 Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 21,687	$ 21,687	$ 21,687	$ 21,687	$ 21,687	$ 17,347	$ 13,736	$ 16,774	$ 13,033	$ 11,008	$ 10,000
Average Annual Return, Percent	25.02%	14.52%		15.10%